Event Subsequent to the Reporting Date	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Event Subsequent to the Reporting Date
Note 23 - Events Subsequent to the Reporting Date
Subsequent to the end of the reporting period, the Company's Board of Directors declared a dividend of $0.03 per common share in the capital of the Company, with the intention of declaring subsequent dividends at the end of each fiscal quarter, aggregating to $0.12 per common share for the 2026 fiscal year.
Subsequent to the end of the reporting period, the Company entered into an amendment to its existing revolving credit facility (the "Amended Facility”), resulting in an increase of the maximum available borrowing capacity to up to $200.0 million, which includes a $150.0 million principal and a $50.0 million accordion feature. Under the amended terms, the Company retains its ability to draw on the Amended Facility subject to agreed covenants and conditions, with the enlarged capacity intended to provide additional liquidity and financial flexibility for general corporate purposes, including potential investments, working capital and growth initiatives.